Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2024 PAY VERSUS PERFORMANCE TABLE AND SUPPORTING NARRATIVE

The following table and supporting narrative contain information regarding “compensation actually paid” to our named executive officers and the relationship to company performance.

Pay Versus Performance Table

									Value of $100 fixed investment
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Summary Compensation table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (2)	Summary Compensation Table Total for PEO ($) (3)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Total Shareholder Return ($)	Net Income

2024	N/A	N/A	N/A	N/A	$940,887	$588,830	$231,940	$59,349	$4.03	($10)
2023	N/A	N/A	N/A	N/A	$940,811	$1,034,727	$574,941	$621,491	$7.45	(-9)
2022	$425,266	$1,757	$773,954	$613,373	$771,962	$659,462	$770,746	$675,158	$6.64	($-14)

(1)	Reflects compensation for our former Chief Executive Officer, Sune Mathiesen, who served as our Principal Executive Officer (PEO) for part of 2022.

(2)	Reflects compensation for our former Chief Executive Officer, Alexander Buehler, who served as our Principal Executive Officer (PEO) for part of 2022.

(3)	Reflects compensation for our Chief Executive Officer, Fei Chen, who served as our Principal Executive Officer (PEO) for part of 2022 and all of 2023 and 2024.

(4)	Reflects compensation for Simon Stadil in 2022 and 2023, and Simon Stadil and Phillip Massie Price in 2024, as shown in the Summary Compensation Table for each respective year.

Adjustment To PEO Compensation, Footnote

To calculate “compensation actually paid” for our PEO and other NEOs the following adjustments were made to Summary Compensation Table total pay.

	PEO – Mathiesen	PEO – Buehler	PEO – Chen	Other NEO	PEO – Chen	Other NEO	PEO – Chen	Other NEO
Adjustments	2022	2022	2022	2022	2023	2023	2024	2024
Summary Compensation Table Total	$425,266	$773,954	$771,962	$770,746	$940,811	$574,941	$940,887	$231,940
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	($41,600)	($549,164)	($350,000)	($375,000)	($363,248)	($130,769)	(374,449)	($85,734)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$30,400	$388,187	$237,500	$279,412	$412,893	$149,870	$196,602	$12,668
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	($188,470)	$0	$0	$0	$19,271	$22,672	(167,309)	$0
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$0	$396	$0	$0	$25,000	$6,005	($6,901)	$2,258
Reduction of fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end (1)	($223,839)	$0	$0	$0	$0	$0	$0	($101,784)
Compensation Actually Paid	$1,757	$613,373	$659,462	$675,158	$1,034,727	$621,491	$588,830	$59,349

Values for fiscal years 2022 and 2023 have been updated to reflect the impact of the reverse stock split that occurred in May 2023. The equity awards included above comprise of restricted share units granted from 2019 through 2024. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock units are valued based on the stock price on the relevant measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 231,940	$ 574,941	$ 770,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 59,349	621,491	675,158
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid Versus Company Performance

The following charts provide a clear, visual description of the relationships between “compensation actually paid” to our PEOs, and the average for our non-PEO NEOs, to aspects of our financial performance.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 4.03	7.45	6.64
Net Income (Loss)	(10,000,000)	(9,000,000)	(14,000,000)
Sune Mathiesen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	425,266
PEO Actually Paid Compensation Amount	0	0	1,757
Alexander Buehler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	773,954
PEO Actually Paid Compensation Amount	0	0	613,373
Fei Chen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	940,887	940,811	771,962
PEO Actually Paid Compensation Amount	588,830	1,034,727	659,462
PEO | Sune Mathiesen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(41,600)
PEO | Sune Mathiesen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,400
PEO | Sune Mathiesen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(188,470)
PEO | Sune Mathiesen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Sune Mathiesen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(223,839)
PEO | Alexander Buehler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(549,164)
PEO | Alexander Buehler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			388,187
PEO | Alexander Buehler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Alexander Buehler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			396
PEO | Alexander Buehler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fei Chen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(374,449)	(363,248)	(350,000)
PEO | Fei Chen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,602	412,893	237,500
PEO | Fei Chen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,309)	19,271	0
PEO | Fei Chen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,901)	25,000	0
PEO | Fei Chen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,734)	(130,769)	(375,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,668	149,870	279,412
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	22,672	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,258	6,005	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (101,784)	$ 0	$ 0